CORE DEPOSIT INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Changes in the carrying amount of core deposit intangibles in the accompanying consolidated balance sheets as of December 31 are summarized as follows:

	2017	2016
Beginning of year	$3,308	$3,846
Effect of acquisitions	—	42
Amortization	(584)	(580)
End of year	$2,724	$3,308

Schedule of Future Amortization Expense
The estimated aggregate future amortization expense for core deposit intangibles remaining as of December 31, 2017 was as follows:

Year Ended December 31,	Amount
2018	$584
2019	584
2020	584
2021	417
2022	183
Thereafter	372
$2,724